STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Pre Acquisition USD ($)	Cash USD ($)	Professional Services USD ($)	licensed technology USD ($)	Convertible Debt USD ($)	Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Private Placement Pre Acquisition USD ($)	Public Offering Pre Acquisition USD ($)	Preferred Stock and Dividend Pre Acquisition USD ($)	Common Stock USD ($)	Common Stock Pre Acquisition USD ($)	Common Stock Cash USD ($)	Common Stock Professional Services USD ($)	Common Stock licensed technology USD ($)	Common Stock Convertible Debt USD ($)	Common Stock Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition	Common Stock Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Common Stock Private Placement Pre Acquisition USD ($)	Common Stock Public Offering Pre Acquisition USD ($)	Common Stock Preferred Stock and Dividend Pre Acquisition USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Pre Acquisition USD ($)	Additional Paid-in Capital Cash USD ($)	Additional Paid-in Capital Professional Services USD ($)	Additional Paid-in Capital licensed technology USD ($)	Additional Paid-in Capital Convertible Debt USD ($)	Additional Paid-in Capital Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Additional Paid-in Capital Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Additional Paid-in Capital Private Placement Pre Acquisition USD ($)	Additional Paid-in Capital Public Offering Pre Acquisition USD ($)	Additional Paid-in Capital Preferred Stock and Dividend Pre Acquisition USD ($)	Deficit Accumulated During the Development Stage USD ($)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Pre Acquisition USD ($)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ($)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Preferred Stock and Dividend Pre Acquisition USD ($)	Series C Cumulative Convertible Preferred Stock Pre Acquisition	Series C Cumulative Convertible Preferred Stock Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition	Series C Cumulative Convertible Preferred Stock Preferred Stock and Dividend Pre Acquisition	Accumulated Deficit Pre Acquisition USD ($)
Beginning Balance at Nov. 06, 2002
Issuance of common stock (in shares)														6,440,123	101,220
Issuance of common stock			$ 590,269	$ 9,108										$ 64	$ 1										$ 590,205	$ 9,107
Ending Balance at Dec. 31, 2002	599,377											65											599,312
Ending Balance (in shares) at Dec. 31, 2002												6,541,343
Net income (loss)	(295,790)																																	(295,790)
Issuance of common stock (in shares)														37,958		203,483
Issuance of common stock			4,937		80,412											2									4,937		80,410
Ending Balance at Dec. 31, 2003	388,936											67											684,659											(295,790)
Ending Balance (in shares) at Dec. 31, 2003												6,782,784
Net income (loss)	(342,761)																																	(342,761)
Ending Balance at Dec. 31, 2004	46,175											67											684,659											(638,551)
Ending Balance (in shares) at Dec. 31, 2004												6,782,784
Net income (loss)	(481,837)																																	(481,837)
Issuance of common stock (in shares)														610,664
Issuance of common stock			835,868											6											835,862
Ending Balance at Dec. 31, 2005	400,206											73											1,520,521											(1,120,388)
Beginning Balance (in shares) at Dec. 31, 2005												7,393,448
Common stock repurchased (in shares)												(43,819)
Common stock repurchased	(31,667)																						(31,667)
Stock-based compensation	43,994																						43,994
Net income (loss)	(963,440)																																	(963,440)
Issuance of common stock (in shares)														2,202,179
Issuance of common stock			7,097,072											22											7,097,050
Ending Balance at Dec. 31, 2006	6,546,165											95											8,629,898											(2,083,828)
Ending Balance (in shares) at Dec. 31, 2006												9,551,808
Exercise of warrant to purchase common stock (in shares)												75,045
Exercise of warrant to purchase common stock	250,000											1											249,999
Stock-based compensation	570,392																						570,392
Net income (loss)	(5,090,325)																																	(5,090,325)
Issuance of common stock (in shares)														60,250
Issuance of common stock			250,000											1											249,999
Ending Balance at Dec. 31, 2007	2,526,232											97											9,700,288											(7,174,153)
Ending Balance (in shares) at Dec. 31, 2007												9,687,103
Stock-based compensation	477,488																						477,488
Net income (loss)	(6,090,715)																																	(6,090,715)
Issuance of common stock (in shares)														3,132,999
Issuance of common stock			12,931,562											31											12,931,531
Ending Balance at Dec. 31, 2008	9,844,567	(19,488,601)										128	3.0										23,109,307	40,204,549										(13,264,868)	13,904,100						(59,693,153)
Ending Balance (in shares) at Dec. 31, 2008												12,820,102	287,423																						413.5			272
Reclassification of warrants to derivative liability (see Note 2)		(998,945)																						(6,893,316)																	5,894,371
Issuance of common stock and warrants (in shares)																				89,126
Issuance of common stock and warrants									8,938,884											1											8,938,883
Exercise of warrant to purchase common stock (in shares)													3,162
Exercise of warrant to purchase common stock		1,000,962																						1,000,962
Issuance of common stock in exchange for warrants (in shares)													13,623
Issuance of common stock in exchange for warrants		1,625,760																						1,625,760
Compensation expense associated with options issued to employees		437,066																						437,066
Stock-based compensation	502,199																						502,199
Compensation expense (benefit) associated with options issued to non-employees		427,271																						427,271
Issuance of Series E redeemable convertible preferred stock and warrants, net of issuance costs of $795,469 (in shares)																																			200
Issuance of Series E redeemable convertible preferred stock and warrants, net of issuance costs of $795,469		2,907,208																						2,907,208											6,297,323
Issuance of Series E redeemable convertible preferred stock in payment of accumulated dividends(in shares)																																			31.942875
Issuance of Series E redeemable convertible preferred stock in payment of accumulated dividends																																			1,597,144
Adjustment to record the carrying value of Series E redeemable convertible preferred stock at fair value on the date of sale		125,892																						125,892											(125,892)
Fair value of the extension of expiration date of warrants		839,923																						839,923
Accretion of deemed dividend associated with the extension of expiration date of warrants		(839,923)																						(839,923)
Dividends accrued on preferred stock		(3,296,289)																						(3,296,289)
Net income (loss)	(6,219,873)	(22,273,306)																																(6,219,873)							(22,273,306)
Conversion of Convertible Securities (in shares)																		10,058	51,889																	(97.18209375)			(68)
Conversion of Convertible Securities							184,246	3,514,314											1										184,246	3,514,313						(32,130,560)
Ending Balance at Dec. 31, 2009	4,126,893	(26,895,538)										128	5										23,611,506	49,176,545.00000000										(19,484,741)	18,459,619.00000000						(76,072,088.00000000)
Ending Balance (in shares) at Dec. 31, 2009												12,820,102	455,281																						548.26078125			204
Net income (loss)		5,350,122
Ending Balance at Mar. 31, 2010
Beginning Balance at Dec. 31, 2009	4,126,893	(26,895,538)										128	5										23,611,506	49,176,545.00000000										(19,484,741)							(76,072,088.00000000)
Beginning Balance (in shares) at Dec. 31, 2009												12,820,102	455,281																									204
Exercise of stock options		158,567																						158,567
Exercise of stock options (in shares)													5,991
Issuance of common stock and warrants (in shares)																					140,056
Issuance of common stock and warrants										744,911											1											744,910
Intrinsic value of beneficial conversion feature associated with the conversion of convertible debt	213,792																						213,792
Exercise of warrant to purchase common stock (in shares)													53,478
Exercise of warrant to purchase common stock		2,584,397											1											2,584,396
Compensation expense associated with options issued to employees		586,321																						586,321
Stock-based compensation	353,340																						353,340
Compensation expense (benefit) associated with options issued to non-employees		(249,023)																						(249,023)
Fair value of incremental shares issued to preferred stockholders in connection with exchange of preferred stock for common stock		11,955,151																						11,955,151
Fair value of warrants issued to preferred shareholders		586,050																						586,050
Accretion of deemed dividend associated with the issuance of warrants to preferred stockholders		(586,050)																						(586,050)
Accretion of deemed dividend associated with the incremental shares of common stock issued in connection with the exchange of preferred stock		(11,955,151)																						(11,955,151)
Dividends accrued on preferred stock		(2,207,827)																						(2,207,827)
Net income (loss)	(4,560,263)	2,095,392																																(4,560,263)							2,095,392
Conversion of Convertible Securities (in shares)																			76,770			2,228,338														(139.99673625)	(408.264045)			(204)
Conversion of Convertible Securities								5,324,518			19,064,891.000000								1			22								5,324,517			19,064,869.000000			(4,689,593)	(13,770,026.000000)
Ending Balance at Dec. 31, 2010	133,762	1,206,609											30										24,178,638	75,183,275										(24,045,004)							(73,976,696)
Ending Balance (in shares) at Dec. 31, 2010													2,959,914
Net income (loss)		(1,010,072)
Ending Balance at Mar. 31, 2011		304,915
Beginning Balance at Dec. 31, 2010	133,762											128											24,178,638											(24,045,004)
Beginning Balance (in shares) at Dec. 31, 2010												12,820,102
Issuance of common stock in a business combination (in shares)												2,959,871
Issuance of common stock in a business combination	2,219,903											30											2,219,873
Cash paid in lieu of fractional shares in a business combination, (in shares)												(41)
Cash paid in lieu of fractional shares in a business combination	(145)																						(145)
Issuance of common stock and warrants (in shares)												6,846,537
Issuance of common stock and warrants	4,866,406											68											4,866,338
Intrinsic value of beneficial conversion feature associated with the conversion of convertible debt	257,973																						257,973
Exercise of warrant to purchase common stock (in shares)												18,153
Exercise of warrant to purchase common stock	48,339																						48,339
Stock-based compensation	655,656																						655,656
Net income (loss)	(5,469,502)																																	(5,469,502)
Conversion of Convertible Securities (in shares)																	4,181,535
Conversion of Convertible Securities						3,184,707											42											3,184,665
Ending Balance at Sep. 30, 2011	$ 5,897,099											$ 268											$ 35,411,337											$ (29,514,506)
Ending Balance (in shares) at Sep. 30, 2011												26,826,157